Deferred Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowances for doubtful debts, Assets	$ 39.7	$ 36.6
Revenue deferral, Assets	134.3	122.4
Value of foreign capital losses, Assets	15.8	16.5
Total gross deferred tax asset	271.7	249.2
Valuation allowance, Asset	(16.8)	(17.5)
Deferred tax asset	254.9	231.7
Derivative instruments, Liabilities
Total gross deferred tax liability	(251.3)	(255.6)
Deferred tax liability	(251.3)	(255.6)
Allowances for doubtful debts, Total	39.7	36.6
Revenue deferral (extended service plans), Total	134.3	122.4
Derivative instruments, Total	6.9
Value of foreign capital losses, Total	15.8	16.5
Total gross deferred tax asset/(liability), Total	20.4	(6.4)
Valuation allowance, Total	(16.8)	(17.5)
Deferred tax asset/(liability), Total	3.6	(23.9)
Current assets	3.0	1.6
Current liabilities	(113.1)	(129.6)
Non-current assets	113.7	104.1
Deferred tax asset/(liability), Total	3.6	(23.9)
US
Components of Deferred Tax Assets and Liabilities [Abstract]
Property, plant and equipment, Liabilities	(70.1)	(55.8)
Property, plant and equipment, Total	(70.1)	(55.8)
Foreign
Components of Deferred Tax Assets and Liabilities [Abstract]
Property, plant and equipment, Assets	7.0	6.7
Property, plant and equipment, Total	7.0	6.7
Included In Income Taxes
Components of Deferred Tax Assets and Liabilities [Abstract]
Straight line lease payments, Assets	27.5	26.8
Deferred compensation, Assets	9.9	7.7
Share-based compensation, Assets	10.3	10.7
US state income tax accruals, Assets	5.3	5.6
Other temporary differences, Assets	15.0	16.2
Inventory valuation, Liabilities	(169.2)	(188.6)
Retirement benefit obligations, Liabilities	(12.0)	(11.2)
Inventory valuation, Total	(169.2)	(188.6)
Straight line lease payments, Total	27.5	26.8
Deferred compensation, Total	9.9	7.7
Retirement benefit obligations, Total	(12.0)	(11.2)
Share-based compensation, Total	10.3	10.7
US state income tax accruals, Total	5.3	5.6
Other temporary differences, Total	$ 15.0	$ 16.2